Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
AAR Corp.
(a)
........................ 84,447 $ 6,991,367
AeroVironment, Inc.
(a)(b)
................. 329,661 79,741,699
AIRO Group Holdings, Inc.
(a)(b)
............ 44,293 362,317
Archer Aviation, Inc. , Class A
(a)(b)
........... 5,500,895 41,366,730
Astronics Corp.
(a)(b)
.................... 244,171 13,243,835
Byrna Technologies, Inc.
(a)(b)
.............. 160,616 2,696,743
Cadre Holdings, Inc.
(b)
.................. 247,623 10,112,923
Eve Holding, Inc.
(a)(b)
................... 830,845 3,315,072
Firefly Aerospace, Inc.
(a)(b)
............... 115,571 2,585,323
Intuitive Machines, Inc. , Class A
(a)(b)
......... 57,081 926,425
Kratos Defense & Security Solutions, Inc.
(a)
... 1,453,841 110,361,070
Mercury Systems, Inc.
(a)
................ 104,427 7,624,215
Moog, Inc. , Class A ................... 245,648 59,827,571
Park Aerospace Corp. .................. 82,356 1,757,477
Red Cat Holdings, Inc.
(a)(b)
............... 890,686 7,063,140
Redwire Corp.
(a)(b)
..................... 636,235 4,835,386
Satellogic, Inc. , Class A
(a)(b)
.............. 570,622 1,067,063
V2X, Inc.
(a)
......................... 16,028 874,327
Voyager Technologies, Inc. , Class A
(a)(b)
...... 85,375 2,231,703
VSE Corp.
(b)
........................ 172,634 29,825,976
386,810,362
Air Freight & Logistics — 0.0%
Forward Air Corp.
(a)(b)
.................. 70,198 1,754,950
Automobile Components — 0.6%
Dorman Products, Inc.
(a)(b)
............... 240,685 29,649,985
Fox Factory Holding Corp.
(a)
.............. 90,657 1,551,141
LCI Industries ....................... 22,205 2,694,355
Patrick Industries, Inc. ................. 283,324 30,720,821
Solid Power, Inc. , Class A
(a)(b)
............. 116,095 493,404
XPEL, Inc.
(a)(b)(c)
...................... 221,207 11,040,442
76,150,148
Automobiles — 0.0%
Livewire Group, Inc.
(a)(b)
................. 321,298 1,420,137
Banks — 2.5%
Amerant Bancorp, Inc. , Class A ........... 133,707 2,608,624
Arrow Financial Corp. .................. 8,547 268,376
Axos Financial, Inc.
(a)
.................. 60,894 5,246,627
Banc of California, Inc. ................. 72,423 1,397,040
BancFirst Corp. ...................... 167,236 17,730,361
Bancorp, Inc. (The)
(a)(b)
................. 369,267 24,932,908
Bank First Corp. ..................... 12,540 1,527,623
Bank of Hawaii Corp. .................. 265,864 18,177,122
Bank7 Corp. ........................ 3,899 159,781
Bankwell Financial Group, Inc. ............ 9,156 419,528
Bridgewater Bancshares, Inc.
(a)
........... 81,820 1,434,305
California Bancorp .................... 24,171 451,273
Capital Bancorp, Inc. .................. 24,078 678,277
Carter Bankshares, Inc.
(a)
............... 34,339 675,105
Citizens Financial Services, Inc. ........... 3,589 204,645
City Holding Co. ..................... 77,920 9,288,064
Coastal Financial Corp.
(a)(b)
.............. 112,326 12,871,436
Columbia Financial, Inc.
(a)(b)
.............. 17,749 275,819
Commercial Bancgroup, Inc.
(a)
............ 5,154 126,582
Community Financial System, Inc. ......... 105,698 6,071,293
Community West Bancshares ............ 23,415 526,837
ConnectOne Bancorp, Inc. .............. 105,951 2,778,035
Customers Bancorp, Inc.
(a)
............... 20,744 1,516,801
Dime Community Bancshares, Inc. ......... 64,832 1,950,795
Eagle Bancorp, Inc. ................... 53,081 1,136,995
Esquire Financial Holdings, Inc.
(b)
.......... 63,235 6,454,396
Finwise Bancorp
(a)(b)
................... 46,962 842,498
Security
Shares
Shares Value
Banks (continued)
First Bancorp ....................... 754,560 $ 15,642,029
First Business Financial Services, Inc. ....... 4,426 240,332
First Community Corp. ................. 15,926 472,206
First Financial Bankshares, Inc. ........... 1,174,400 35,079,328
First Financial Corp. ................... 12,777 771,986
First Internet Bancorp .................. 33,973 709,017
First Merchants Corp. .................. 28,566 1,070,654
First National Corp. ................... 6,301 159,037
First Western Financial, Inc.
(a)(b)
........... 26,442 708,910
Five Star Bancorp .................... 89,307 3,195,404
GBank Financial Holdings, Inc.
(a)(b)
......... 4,540 153,861
Glacier Bancorp, Inc. .................. 224,147 9,873,675
Greene County Bancorp, Inc. ............. 37,144 825,711
Hingham Institution for Savings (The)
(b)
...... 1,344 381,642
Hope Bancorp, Inc. ................... 72,351 792,967
International Bancshares Corp. ........... 51,075 3,393,423
Lakeland Financial Corp. ................ 123,038 7,020,548
LINKBANCORP, Inc. .................. 24,652 203,626
Live Oak Bancshares, Inc. ............... 135,915 4,668,680
MainStreet Bancshares, Inc. ............. 6,192 126,069
Meridian Corp. ...................... 14,140 248,581
Metrocity Bankshares, Inc. .............. 98,888 2,624,488
Metropolitan Bank Holding Corp. .......... 18,610 1,421,060
NBT Bancorp, Inc. .................... 29,094 1,207,983
Nicolet Bankshares, Inc.
(b)
............... 32,861 3,986,039
Northeast Bank ...................... 38,970 4,050,152
Northfield Bancorp, Inc. ................ 47,958 548,160
Northrim Bancorp, Inc. ................. 99,956 2,659,829
Old National Bancorp .................. 365,717 8,159,146
OP Bancorp ........................ 12,568 177,460
Orange County Bancorp, Inc. ............. 30,833 880,282
Origin Bancorp, Inc. ................... 13,308 500,514
Pathward Financial, Inc. ................ 197,158 13,998,218
Patriot National Bancorp, Inc.
(a)(b)
.......... 576,094 1,048,491
PCB Bancorp ....................... 15,398 333,367
Peapack-Gladstone Financial Corp. ........ 55,426 1,543,614
Peoples Financial Services Corp. .......... 8,221 400,445
Princeton Bancorp, Inc. ................. 5,923 205,469
Provident Financial Services, Inc. .......... 143,482 2,833,769
Richmond Mutual Bancorp, Inc. ........... 8,250 115,830
ServisFirst Bancshares, Inc. ............. 450,630 32,350,728
Shore Bancshares, Inc. ................. 47,803 845,157
SmartFinancial, Inc. ................... 21,936 811,413
Southern Missouri Bancorp, Inc. ........... 5,478 323,859
Stock Yards Bancorp, Inc. ............... 215,809 14,016,795
Texas Capital Bancshares, Inc.
(a)
.......... 54,262 4,912,881
Triumph Financial, Inc.
(a)(b)
............... 89,624 5,613,151
UMB Financial Corp. .................. 56,005 6,442,815
Union Bankshares, Inc. ................. 30,998 735,583
Unity Bancorp, Inc. .................... 30,408 1,572,702
USCB Financial Holdings, Inc. , Class A ...... 37,932 698,707
Valley National Bancorp ................ 1,057,000 12,345,760
WesBanco, Inc. ...................... 49,174 1,634,544
West Bancorp, Inc. .................... 20,393 452,521
334,939,764
Beverages — 0.2%
(a)
National Beverage Corp. ................ 208,557 6,650,883
Vita Coco Co., Inc. (The)
(b)
............... 415,184 22,008,904
Zevia PBC , Class A ................... 474,120 1,099,958
29,759,745
Biotechnology — 12.6%
(a)
Abeona Therapeutics, Inc.
(b)
.............. 364,239 1,919,540
Absci Corp.
(b)
....................... 956,448 3,338,004

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
ACADIA Pharmaceuticals, Inc. ............ 1,085,106 $ 28,983,181
Actuate Therapeutics, Inc.
(b)
.............. 78,621 481,161
ADC Therapeutics SA .................. 746,040 2,633,521
ADMA Biologics, Inc. .................. 2,021,100 36,864,864
Akebia Therapeutics, Inc.
(b)
.............. 250,744 403,698
Aldeyra Therapeutics, Inc.
(b)
.............. 384,058 1,989,420
Alector, Inc. ........................ 55,874 87,163
Alkermes plc ........................ 1,059,672 29,649,623
Altimmune, Inc.
(b)
..................... 772,772 2,789,707
Amicus Therapeutics, Inc. ............... 2,593,675 36,933,932
AnaptysBio, Inc.
(b)
.................... 161,058 7,808,092
Anavex Life Sciences Corp.
(b)
............. 735,208 2,617,340
Apogee Therapeutics, Inc.
(b)
.............. 335,663 25,335,843
Arbutus Biopharma Corp.
(b)
.............. 1,239,132 5,960,225
Arcellx, Inc.
(b)
....................... 298,097 19,435,924
Arcturus Therapeutics Holdings, Inc.
(b)
....... 88,542 542,762
Arcus Biosciences, Inc. ................. 504,213 12,015,396
Arcutis Biotherapeutics, Inc. ............. 957,074 27,793,429
Ardelyx, Inc.
(b)
....................... 2,083,342 12,145,884
ArriVent Biopharma, Inc.
(b)
............... 255,824 5,147,179
Arrowhead Pharmaceuticals, Inc.
(b)
......... 1,156,430 76,775,388
ARS Pharmaceuticals, Inc.
(b)
............. 519,786 6,055,507
aTyr Pharma, Inc.
(b)
................... 717,779 562,093
Aura Biosciences, Inc.
(b)
................ 122,290 666,480
Aurinia Pharmaceuticals, Inc.
(b)
............ 1,040,668 16,598,655
Avidity Biosciences, Inc. ................ 926,597 66,835,442
Avita Medical, Inc.
(b)
................... 112,978 389,774
Beam Therapeutics, Inc.
(b)
............... 833,661 23,109,083
Benitec Biopharma, Inc.
(b)
............... 134,507 1,811,809
Bicara Therapeutics, Inc.
(b)
.............. 20,281 341,329
BioCryst Pharmaceuticals, Inc. ............ 1,824,013 14,227,301
Biohaven Ltd. ....................... 820,002 9,257,823
Bridgebio Pharma, Inc.
(b)
................ 1,383,307 105,809,152
Bright Minds Biosciences, Inc.
(b)
........... 43,978 3,432,043
Candel Therapeutics, Inc.
(b)
.............. 343,583 1,941,244
Capricor Therapeutics, Inc.
(b)
............. 336,080 9,699,269
Cardiff Oncology, Inc.
(b)
................. 259,611 729,507
CareDx, Inc.
(b)
....................... 454,707 8,566,680
Cartesian Therapeutics, Inc.
(b)
............ 16,874 121,662
Catalyst Pharmaceuticals, Inc.
(b)
........... 1,008,410 23,536,289
Celcuity, Inc.
(b)
....................... 266,102 26,541,013
CG oncology, Inc.
(b)
................... 486,793 20,211,645
Cogent Biosciences, Inc. ................ 1,141,118 40,532,511
Coherus Oncology, Inc.
(b)
............... 352,336 500,317
Compass Therapeutics, Inc.
(b)
............ 603,441 3,240,478
Corvus Pharmaceuticals, Inc.
(b)
........... 498,790 3,840,683
Cytokinetics, Inc.
(b)
.................... 112,648 7,157,654
Day One Biopharmaceuticals, Inc. ......... 40,200 374,664
Denali Therapeutics, Inc.
(b)
.............. 64,459 1,064,218
DiaMedica Therapeutics, Inc.
(b)
............ 295,455 2,351,822
Dianthus Therapeutics, Inc. .............. 18,231 751,300
Disc Medicine, Inc.
(b)
................... 217,181 17,246,343
Dynavax Technologies Corp. ............. 874,618 13,451,625
Dyne Therapeutics, Inc.
(b)
............... 344,993 6,748,063
Eledon Pharmaceuticals, Inc.
(b)
............ 41,771 63,074
Fennec Pharmaceuticals, Inc.
(b)
........... 54,018 415,939
Foghorn Therapeutics, Inc.
(b)
............. 196,944 1,063,498
Geron Corp.
(b)
....................... 4,742,146 6,259,633
Gossamer Bio, Inc.
(b)
.................. 1,683,545 5,218,989
Greenwich Lifesciences, Inc.
(b)
............ 48,981 1,029,091
Gyre Therapeutics, Inc.
(b)
............... 100,718 711,069
Heron Therapeutics, Inc.
(b)
............... 162,349 211,054
Humacyte, Inc.
(b)
..................... 274,133 263,305
ImmunityBio, Inc.
(b)
.................... 2,113,422 4,184,576
Immunome, Inc.
(b)
.................... 815,743 17,522,160
Security
Shares
Shares Value
Biotechnology (continued)
Immunovant, Inc.
(b)
.................... 610,358 $ 15,515,300
Inhibikase Therapeutics, Inc.
(b)
............ 65,004 133,258
Inmune Bio, Inc. ..................... 213,146 332,508
Ironwood Pharmaceuticals, Inc. , Class A ..... 1,278,622 4,308,956
Janux Therapeutics, Inc. ................ 122,625 1,692,225
KalVista Pharmaceuticals, Inc.
(b)
........... 330,903 5,344,083
Krystal Biotech, Inc. ................... 216,223 53,307,618
Kymera Therapeutics, Inc.
(b)
.............. 491,815 38,268,125
Madrigal Pharmaceuticals, Inc.
(b)
.......... 162,095 94,394,402
MannKind Corp.
(b)
.................... 2,639,485 14,965,880
MapLight Therapeutics, Inc.
(b)
............. 76,597 1,345,426
MeiraGTx Holdings plc
(b)
................ 295,874 2,352,198
MiMedx Group, Inc. ................... 1,030,729 6,978,035
Mineralys Therapeutics, Inc.
(b)
............ 407,136 14,774,965
Mirum Pharmaceuticals, Inc.
(b)
............ 356,448 28,155,828
Monopar Therapeutics, Inc.
(b)
............. 39,456 2,576,477
Novavax, Inc.
(b)
...................... 1,072,443 7,206,817
Nuvalent, Inc. , Class A
(b)
................ 436,130 43,870,317
Nuvectis Pharma, Inc.
(b)
................ 132,408 999,680
Organogenesis Holdings, Inc. , Class A
(b)
..... 601,962 3,118,163
ORIC Pharmaceuticals, Inc.
(b)
............ 161,345 1,319,802
Palvella Therapeutics, Inc.
(b)
............. 58,815 6,156,166
Praxis Precision Medicines, Inc. ........... 15,844 4,669,861
Precigen, Inc.
(b)
...................... 1,461,606 6,109,513
Protagonist Therapeutics, Inc. ............ 507,387 44,315,181
Protalix BioTherapeutics, Inc.
(b)
........... 597,391 1,075,304
Prothena Corp. plc .................... 35,468 338,719
PTC Therapeutics, Inc. ................. 550,115 41,786,735
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 3,314,783 13,557,462
Rezolute, Inc.
(b)
...................... 601,645 1,419,882
Rhythm Pharmaceuticals, Inc.
(b)
........... 461,338 49,381,620
Rigel Pharmaceuticals, Inc.
(b)
............. 152,899 6,548,664
Rocket Pharmaceuticals, Inc.
(b)
............ 122,914 431,428
Sana Biotechnology, Inc.
(b)
............... 173,887 707,720
Savara, Inc. ........................ 1,233,663 7,438,988
Scholar Rock Holding Corp.
(b)
............ 658,890 29,024,104
SELLAS Life Sciences Group, Inc.
(b)
........ 1,078,707 4,066,725
Sionna Therapeutics, Inc.
(b)
.............. 139,458 5,737,302
Soleno Therapeutics, Inc.
(b)
.............. 406,676 18,829,099
Spyre Therapeutics, Inc.
(b)
............... 402,418 13,183,214
Stoke Therapeutics, Inc.
(b)
............... 391,389 12,422,687
Syndax Pharmaceuticals, Inc.
(b)
........... 693,187 14,563,859
Taysha Gene Therapies, Inc.
(b)
............ 1,924,755 10,586,153
Tectonic Therapeutic, Inc.
(b)
.............. 15,318 319,533
Tevogen Bio Holdings, Inc.
(b)
............. 141,083 46,713
TG Therapeutics, Inc.
(b)
................. 1,265,679 37,729,891
Travere Therapeutics, Inc.
(b)
.............. 673,337 25,728,207
TriSalus Life Sciences, Inc.
(b)
............. 58,577 408,867
TuHURA Biosciences, Inc.
(b)
............. 187,469 141,858
Twist Bioscience Corp.
(b)
................ 522,090 16,560,695
UroGen Pharma Ltd.
(b)
................. 263,427 6,169,460
Vera Therapeutics, Inc. , Class A
(b)
.......... 484,481 24,534,118
Veracyte, Inc. ....................... 683,240 28,764,404
Verastem, Inc.
(b)
...................... 258,729 1,997,388
Vericel Corp. ........................ 438,864 15,803,493
Viridian Therapeutics, Inc. ............... 551,522 17,163,365
Xenon Pharmaceuticals, Inc.
(b)
............ 662,334 29,685,810
XOMA Royalty Corp.
(b)
................. 59,003 1,568,890
Zymeworks, Inc.
(b)
.................... 434,600 11,443,018
1,667,673,301

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail — 0.1%
(a)(b)
Groupon, Inc. ....................... 221,732 $ 3,904,701
Savers Value Village, Inc. ............... 311,436 2,908,812
6,813,513
Building Products — 1.8%
AZZ, Inc. .......................... 258,190 27,672,804
CSW Industrials, Inc.
(b)
................. 142,250 41,754,642
Griffon Corp. ........................ 334,518 24,637,251
Insteel Industries, Inc. .................. 90,119 2,854,069
Janus International Group, Inc.
(a)
.......... 430,763 2,817,190
Modine Manufacturing Co.
(a)(b)
............ 457,060 61,022,080
Tecnoglass, Inc. ...................... 236,071 11,879,093
UFP Industries, Inc. ................... 26,627 2,424,388
Zurn Elkay Water Solutions Corp. .......... 1,311,389 60,966,475
236,027,992
Capital Markets — 2.8%
Acadian Asset Management, Inc. .......... 236,688 11,124,336
Artisan Partners Asset Management, Inc. , Class
A ............................. 311,723 12,699,595
Bakkt Holdings, Inc. , Class A
(a)(b)
........... 26,273 263,781
BGC Group, Inc. , Class A ............... 3,178,408 28,383,183
Cohen & Steers, Inc. .................. 225,475 14,155,320
Diamond Hill Investment Group, Inc. ........ 3,852 652,914
Donnelley Financial Solutions, Inc.
(a)
........ 160,551 7,496,126
GCM Grosvenor, Inc. , Class A ............ 418,436 4,736,695
Innventure, Inc.
(a)(b)
.................... 34,732 145,180
Marex Group plc ..................... 332,322 12,747,872
Miami International Holdings, Inc.
(a)(b)
........ 110,034 4,883,309
Moelis & Co. , Class A .................. 529,559 36,401,886
P10, Inc. , Class A .................... 516,473 5,066,600
Patria Investments Ltd. , Class A ........... 591,508 9,399,062
Perella Weinberg Partners , Class C ........ 552,497 9,558,198
Piper Sandler Cos. .................... 154,065 52,337,421
PJT Partners, Inc. , Class A .............. 202,894 33,923,877
Siebert Financial Corp.
(a)(b)
............... 25,957 91,109
StepStone Group, Inc. , Class A ........... 614,365 39,423,802
StoneX Group, Inc.
(a)(b)
................. 427,881 40,704,320
Value Line, Inc. ...................... 6,759 259,748
Victory Capital Holdings, Inc. , Class A ....... 391,197 24,680,619
Webull Corp.
(a)(b)
..................... 309,023 2,401,109
WisdomTree, Inc. ..................... 1,079,540 13,159,593
364,695,655
Chemicals — 1.4%
ASP Isotopes, Inc.
(a)(b)
.................. 801,843 4,289,860
Balchem Corp. ...................... 286,284 43,904,514
Cabot Corp. ........................ 434,303 28,785,603
Chemours Co. (The) ................... 1,315,557 15,510,417
Flotek Industries, Inc.
(a)(b)
................ 32,207 554,927
Hawkins, Inc.
(b)
...................... 170,221 24,181,595
Ingevity Corp.
(a)
...................... 317,833 18,809,357
Innospec, Inc. ....................... 11,356 869,188
PureCycle Technologies, Inc.
(a)(b)
........... 1,131,575 9,720,229
Sensient Technologies Corp. ............. 368,605 34,630,440
Solesence, Inc.
(a)(b)
.................... 149,069 237,765
181,493,895
Commercial Services & Supplies — 1.2%
ACV Auctions, Inc. , Class A
(a)
............. 1,465,336 11,751,995
Brink's Co. (The) ..................... 367,132 42,855,318
Casella Waste Systems, Inc. , Class A
(a)(b)
..... 549,003 53,769,354
Cimpress plc
(a)(b)
..................... 32,092 2,137,006
CompX International, Inc. , Class A ......... 7,078 164,705
CoreCivic, Inc.
(a)
..................... 141,134 2,697,071
GEO Group, Inc. (The)
(a)
................ 1,179,528 19,013,991
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Healthcare Services Group, Inc.
(a)
.......... 277,316 $ 5,302,282
HNI Corp. .......................... 228,310 9,598,152
Interface, Inc. ....................... 60,371 1,685,558
Liquidity Services, Inc.
(a)
................ 203,460 6,166,873
Perma-Fix Environmental Services, Inc.
(a)(b)
... 22,952 288,966
Pitney Bowes, Inc. .................... 394,080 4,165,426
Quad/Graphics, Inc. , Class A ............. 183,015 1,147,504
160,744,201
Communications Equipment — 1.0%
(a)
ADTRAN Holdings, Inc.
(b)
............... 642,533 5,583,612
Applied Optoelectronics, Inc.
(b)
............ 418,438 14,586,749
BK Technologies Corp.
(b)
................ 24,630 1,837,152
Calix, Inc. .......................... 526,334 27,858,859
Clearfield, Inc.
(b)
...................... 45,243 1,318,833
CommScope Holding Co., Inc. ............ 1,171,500 21,239,295
Extreme Networks, Inc. ................. 1,150,501 19,155,842
Harmonic, Inc. ....................... 244,549 2,418,589
Inseego Corp.
(b)
...................... 19,894 204,311
Viavi Solutions, Inc. ................... 1,930,506 34,401,617
128,604,859
Construction & Engineering — 3.4%
Arcosa, Inc. ........................ 118,757 12,626,244
Argan, Inc. ......................... 117,012 36,662,200
Bowman Consulting Group Ltd.
(a)
.......... 117,659 3,885,100
Centuri Holdings, Inc.
(a)
................. 682,154 17,224,388
Construction Partners, Inc. , Class A
(a)(b)
...... 409,239 44,422,893
Dycom Industries, Inc.
(a)
................ 244,500 82,616,550
Granite Construction, Inc. ............... 328,817 37,929,041
IES Holdings, Inc.
(a)(b)
.................. 78,891 30,690,177
Legence Corp. , Class A
(a)(b)
.............. 180,076 7,750,471
Limbach Holdings, Inc.
(a)(b)
............... 92,192 7,177,147
Matrix Service Co.
(a)
................... 52,558 614,929
MYR Group, Inc.
(a)
.................... 134,368 29,359,408
Orion Group Holdings, Inc.
(a)(b)
............ 61,699 613,288
Primoris Services Corp. ................ 441,697 54,832,266
Sterling Infrastructure, Inc.
(a)(b)
............ 260,109 79,653,179
446,057,281
Construction Materials — 0.4%
Knife River Corp.
(a)
.................... 498,692 35,082,982
Smith-Midland Corp.
(a)(b)
................ 24,488 889,894
Titan America SA
(b)
.................... 216,226 3,563,404
United States Lime & Minerals, Inc.
(b)
....... 94,613 11,328,961
50,865,241
Consumer Finance — 1.2%
Atlanticus Holdings Corp.
(a)(b)
............. 3,014 201,787
Dave, Inc. , Class A
(a)
.................. 90,335 20,001,073
Enova International, Inc.
(a)
............... 210,774 33,133,673
FirstCash Holdings, Inc. ................ 346,858 55,282,228
Jefferson Capital, Inc. .................. 26,874 600,365
LendingTree, Inc.
(a)(b)
.................. 91,221 4,842,923
NerdWallet, Inc. , Class A
(a)
............... 378,833 5,133,187
OppFi, Inc. , Class A ................... 231,498 2,421,469
Regional Management Corp. ............. 13,727 531,921
Upstart Holdings, Inc.
(a)(b)
................ 743,621 32,518,546
154,667,172
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc. (The)
(a)
........... 317,664 19,799,997
Natural Grocers by Vitamin Cottage, Inc. ..... 111,319 2,788,541
PriceSmart, Inc. ...................... 223,749 27,447,290
50,035,828

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 0.0%
Ardagh Metal Packaging SA ............. 294,031 $ 1,205,527
Myers Industries, Inc. .................. 43,609 816,360
O-I Glass, Inc.
(a)(b)
..................... 322,780 4,764,233
6,786,120
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(a)
.......... 312,797 32,365,105
American Public Education, Inc.
(a)(b)
......... 145,149 5,486,632
Carriage Services, Inc. ................. 122,432 5,178,874
Coursera, Inc.
(a)(b)
..................... 1,234,886 9,088,761
Driven Brands Holdings, Inc.
(a)(b)
........... 518,055 7,677,575
European Wax Center, Inc. , Class A
(a)
....... 237,944 856,598
Frontdoor, Inc.
(a)(b)
.................... 639,572 36,896,909
KinderCare Learning Cos., Inc.
(a)
.......... 276,456 1,194,290
Laureate Education, Inc.
(a)(b)
.............. 386,576 13,016,014
Lincoln Educational Services Corp.
(a)
........ 258,309 6,238,162
McGraw Hill, Inc.
(a)(b)
................... 179,020 2,953,830
Mister Car Wash, Inc.
(a)
................. 781,150 4,343,194
Nerdy, Inc. , Class A
(a)(b)
................. 527,147 548,233
OneSpaWorld Holdings Ltd. .............. 866,785 17,977,121
Phoenix Education Partners, Inc.
(a)(b)
........ 28,127 852,248
Stride, Inc.
(a)
........................ 372,320 24,174,738
Udemy, Inc.
(a)
....................... 833,908 4,878,362
Universal Technical Institute, Inc.
(a)(b)
........ 405,863 10,605,200
Zspace, Inc.
(a)(b)
...................... 14,754 6,949
184,338,795
Diversified REITs — 0.0%
Gladstone Commercial Corp. ............. 75,630 806,972
Diversified Telecommunication Services — 0.8%
Anterix, Inc.
(a)
....................... 99,988 2,182,738
Bandwidth, Inc. , Class A
(a)(b)
.............. 58,486 903,609
Cogent Communications Holdings, Inc.
(b)
..... 424,906 9,160,973
Globalstar, Inc.
(a)
..................... 448,806 27,395,118
IDT Corp. , Class B .................... 109,143 5,589,213
Lumen Technologies, Inc.
(a)
.............. 7,348,669 57,099,158
102,330,809
Electric Utilities — 0.2%
Genie Energy Ltd. , Class B .............. 20,129 277,378
MGE Energy, Inc. ..................... 168,561 13,218,554
Oklo, Inc. , Class A
(a)(b)
.................. 221,920 15,924,979
Otter Tail Corp. ...................... 23,545 1,902,671
31,323,582
Electrical Equipment — 3.1%
Allient, Inc.
(b)
........................ 6,814 366,253
American Superconductor Corp.
(a)(b)
........ 380,549 10,952,200
Amprius Technologies, Inc.
(a)(b)
............ 959,087 7,567,196
Array Technologies, Inc.
(a)(b)
.............. 279,012 2,572,491
Bloom Energy Corp. , Class A
(a)
............ 1,905,887 165,602,521
EnerSys ........................... 18,230 2,675,253
Enovix Corp.
(a)(b)
...................... 1,468,317 10,733,397
Eos Energy Enterprises, Inc. , Class A
(a)(b)
..... 2,689,794 30,825,039
Fluence Energy, Inc. , Class A
(a)(b)
.......... 450,945 8,919,692
KULR Technology Group, Inc.
(a)(b)
.......... 320,422 948,449
LSI Industries, Inc. .................... 178,654 3,272,941
NANO Nuclear Energy, Inc.
(a)(b)
............ 327,879 7,872,375
Nextpower, Inc. , Class A
(a)
............... 1,017,752 88,656,377
NuScale Power Corp. , Class A
(a)(b)
.......... 1,105,400 15,663,518
Powell Industries, Inc.
(b)
................ 83,252 26,539,073
Power Solutions International, Inc.
(a)(b)
....... 68,402 3,908,490
Preformed Line Products Co. ............. 1,503 310,685
Shoals Technologies Group, Inc. , Class A
(a)(b)
.. 227,985 1,937,873
SKYX Platforms Corp.
(a)(b)
............... 582,679 1,264,413
SunPower, Inc.
(a)(b)
.................... 118,993 186,819
Security
Shares
Shares Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.
(a)(b)
.......... 35,028 $ 1,301,640
Vicor Corp.
(a)(b)
....................... 200,508 21,975,677
414,052,372
Electronic Equipment, Instruments & Components — 4.3%
908 Devices, Inc.
(a)(b)
................... 182,845 959,936
Advanced Energy Industries, Inc.
(b)
......... 328,858 68,853,000
Aeva Technologies, Inc.
(a)(b)
.............. 327,555 4,349,930
Arlo Technologies, Inc.
(a)
................ 866,259 12,118,964
Badger Meter, Inc. .................... 258,955 45,164,342
Belden, Inc. ........................ 341,795 39,836,207
Climb Global Solutions, Inc.
(b)
............. 33,937 3,488,384
CTS Corp. ......................... 34,528 1,480,215
Daktronics, Inc.
(a)
..................... 57,916 1,144,999
Evolv Technologies Holdings, Inc.
(a)
......... 1,331,060 9,530,390
Fabrinet
(a)(b)
......................... 315,108 143,462,370
Frequency Electronics, Inc.
(a)(b)
............ 58,805 3,166,061
Insight Enterprises, Inc.
(a)
............... 86,241 7,026,054
Itron, Inc.
(a)
......................... 191,999 17,829,027
Knowles Corp.
(a)
..................... 51,695 1,107,824
MicroVision, Inc.
(a)(b)
................... 1,635,830 1,354,631
Mirion Technologies, Inc. , Class A
(a)(b)
....... 2,089,341 48,932,366
M-Tron Industries, Inc.
(a)
................ 22,755 1,211,021
Napco Security Technologies, Inc. ......... 301,625 12,577,763
Neonode, Inc.
(a)(b)
..................... 125,146 217,754
nLight, Inc.
(a)(b)
....................... 26,614 998,291
Novanta, Inc.
(a)(b)
..................... 315,016 37,483,754
OSI Systems, Inc.
(a)(b)
.................. 141,313 36,043,294
Ouster, Inc. , Class A
(a)(b)
................ 476,000 10,300,640
Plexus Corp.
(a)
....................... 217,942 32,037,474
Sanmina Corp.
(a)
..................... 204,114 30,631,388
Vuzix Corp.
(a)(b)
...................... 579,908 2,192,052
573,498,131
Energy Equipment & Services — 1.3%
Archrock, Inc. ....................... 1,505,588 39,175,400
Atlas Energy Solutions, Inc. .............. 482,937 4,549,267
Cactus, Inc. , Class A .................. 598,747 27,350,763
DMC Global, Inc.
(a)
.................... 55,871 373,777
Energy Services of America Corp. ......... 103,953 849,296
Flowco Holdings, Inc. , Class A ............ 96,318 1,804,999
Helix Energy Solutions Group, Inc.
(a)
........ 289,587 1,815,711
Kodiak Gas Services, Inc. ............... 737,225 27,572,215
National Energy Services Reunited Corp.
(a)
... 57,193 895,642
Natural Gas Services Group, Inc. .......... 22,445 755,274
Oceaneering International, Inc.
(a)
.......... 756,445 18,177,373
Seadrill Ltd.
(a)
....................... 200,879 6,950,414
Select Water Solutions, Inc. , Class A ........ 39,318 413,625
Solaris Energy Infrastructure, Inc. , Class A .... 368,508 16,940,313
Tidewater, Inc.
(a)(b)
.................... 405,681 20,490,947
168,115,016
Entertainment — 0.6%
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
..... 56,916 2,418,361
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)(b)
403,387 15,913,617
Cinemark Holdings, Inc. ................ 905,016 21,032,572
CuriosityStream, Inc. , Class A ............ 324,023 1,231,287
Golden Matrix Group, Inc.
(a)(b)
............. 165,926 132,874
IMAX Corp.
(a)(b)
...................... 381,741 14,109,147
Madison Square Garden Entertainment Corp.
(a)
. 346,066 18,649,497
Playtika Holding Corp. ................. 119,097 470,433
Reservoir Media, Inc.
(a)
................. 15,509 117,403
Vivid Seats, Inc. , Class A
(a)(b)
............. 19,081 137,574
74,212,765

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 1.4%
Burford Capital Ltd.
(b)
.................. 1,119,086 $ 9,982,247
Cantaloupe, Inc.
(a)(b)
................... 484,177 5,141,960
Cass Information Systems, Inc. ........... 91,144 3,784,299
EVERTEC, Inc. ...................... 560,086 16,292,902
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 74,846 13,140,712
Flywire Corp.
(a)
...................... 924,509 13,091,047
International Money Express, Inc.
(a)
......... 238,448 3,662,561
Marqeta, Inc. , Class A
(a)(b)
............... 1,457,188 6,921,643
NCR Atleos Corp.
(a)
................... 638,486 24,332,702
Pagseguro Digital Ltd. , Class A ........... 966,908 9,320,993
Payoneer Global, Inc.
(a)
................. 2,433,012 13,673,527
Paysign, Inc.
(a)
....................... 313,126 1,612,599
Priority Technology Holdings, Inc.
(a)(b)
........ 245,730 1,339,229
Remitly Global, Inc.
(a)
.................. 1,473,213 20,330,339
Sezzle, Inc.
(a)(b)
...................... 128,595 8,162,568
StoneCo Ltd. , Class A
(a)
................ 2,188,706 32,370,962
183,160,290
Food Products — 0.9%
Beyond Meat, Inc.
(a)(b)
.................. 272,484 223,437
BRC, Inc. , Class A
(a)(b)
.................. 836,662 928,695
Calavo Growers, Inc. .................. 134,830 2,932,553
Cal-Maine Foods, Inc. .................. 386,303 30,738,130
Forafric Global plc
(a)(b)
.................. 35,395 390,407
J & J Snack Foods Corp. ................ 136,333 12,320,413
John B Sanfilippo & Son, Inc. ............. 39,865 2,814,469
Lifeway Foods, Inc.
(a)(b)
................. 45,750 1,108,523
Mama's Creations, Inc.
(a)
................ 319,574 4,311,053
Marzetti Co. (The) .................... 175,532 28,860,971
Simply Good Foods Co. (The)
(a)(b)
.......... 515,965 10,360,577
SunOpta, Inc.
(a)
...................... 848,966 3,226,071
Tootsie Roll Industries, Inc. .............. 157,710 5,776,917
Vital Farms, Inc.
(a)(b)
................... 301,732 9,637,320
Westrock Coffee Co.
(a)(b)
................ 303,776 1,236,368
114,865,904
Gas Utilities — 0.1%
Chesapeake Utilities Corp. .............. 68,607 8,559,409
RGC Resources, Inc. .................. 5,212 111,016
8,670,425
Ground Transportation — 0.1%
Covenant Logistics Group, Inc. , Class A ...... 28,510 628,361
FTAI Infrastructure, Inc. ................. 961,094 4,430,643
Hertz Global Holdings, Inc.
(a)(b)
............ 1,026,355 5,275,465
RXO, Inc.
(a)(b)
........................ 84,944 1,073,692
Werner Enterprises, Inc. ................ 84,537 2,536,955
13,945,116
Health Care Equipment & Supplies — 4.0%
Accuray, Inc.
(a)
....................... 888,194 732,405
Alphatec Holdings, Inc.
(a)(b)
............... 1,023,394 21,532,210
AngioDynamics, Inc.
(a)
................. 76,086 976,944
Anteris Technologies Global Corp.
(a)(b)
....... 290,315 1,448,672
Artivion, Inc.
(a)
....................... 297,896 13,587,037
AtriCure, Inc.
(a)(b)
..................... 422,032 16,695,586
AxoGen, Inc.
(a)
....................... 387,657 12,688,014
Beta Bionics, Inc.
(a)
.................... 296,323 9,028,962
Bioventus, Inc. , Class A
(a)
............... 404,544 3,009,807
Butterfly Network, Inc. , Class A
(a)(b)
......... 1,698,326 6,453,639
CapsoVision, Inc.
(a)(b)
.................. 27,857 297,791
Carlsmed, Inc.
(a)
...................... 46,503 574,312
Ceribell, Inc.
(a)
....................... 232,379 5,096,071
Cerus Corp.
(a)
....................... 1,588,173 3,271,636
ClearPoint Neuro, Inc.
(a)(b)
............... 231,955 3,173,144
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
CVRx, Inc.
(a)(b)
....................... 147,335 $ 1,046,078
Delcath Systems, Inc.
(a)(b)
............... 253,785 2,563,229
Electromed, Inc.
(a)
.................... 58,620 1,707,014
Embecta Corp. ...................... 60,838 722,755
Glaukos Corp.
(a)
...................... 487,602 55,055,142
Haemonetics Corp.
(a)
.................. 420,086 33,669,893
ICU Medical, Inc.
(a)
.................... 158,103 22,556,555
Integer Holdings Corp.
(a)
................ 300,391 23,559,666
iRadimed Corp. ...................... 70,980 6,904,934
iRhythm Technologies, Inc.
(a)(b)
............ 277,909 49,312,173
Kestra Medical Technologies Ltd.
(a)(b)
........ 149,254 3,958,216
KORU Medical Systems, Inc.
(a)
............ 381,861 2,218,612
Lantheus Holdings, Inc.
(a)
............... 584,241 38,881,239
LeMaitre Vascular, Inc. ................. 181,644 14,731,328
LENSAR, Inc.
(a)(b)
..................... 84,777 985,957
Lucid Diagnostics, Inc.
(a)(b)
............... 261,975 285,553
Merit Medical Systems, Inc.
(a)
............. 473,603 41,743,368
Myomo, Inc.
(a)(b)
...................... 282,827 257,373
Neuronetics, Inc.
(a)(b)
................... 320,438 442,204
NeuroPace, Inc.
(a)
.................... 221,329 3,417,320
Novocure Ltd.
(a)
...................... 885,461 11,449,011
OrthoPediatrics Corp.
(a)(b)
................ 34,756 617,267
Outset Medical, Inc.
(a)(b)
................. 63,333 234,965
PROCEPT BioRobotics Corp.
(a)(b)
.......... 464,257 14,605,525
Pro-Dex, Inc.
(a)(b)
..................... 19,050 733,044
Pulmonx Corp.
(a)(b)
.................... 329,072 727,249
Pulse Biosciences, Inc.
(a)(b)
............... 154,234 2,117,633
QuidelOrtho Corp.
(a)(b)
.................. 255,658 7,301,592
RxSight, Inc.
(a)(b)
...................... 308,950 3,219,259
Sanara Medtech, Inc.
(a)(b)
................ 25,741 601,052
SANUWAVE Health, Inc.
(a)
............... 65,550 1,956,012
Semler Scientific, Inc.
(a)(b)
................ 18,848 288,186
Shoulder Innovations, Inc.
(a)(b)
............. 28,722 410,725
SI-BONE, Inc.
(a)
...................... 336,628 6,638,304
Sight Sciences, Inc.
(a)(b)
................. 362,616 2,875,545
STAAR Surgical Co.
(a)
.................. 373,428 8,622,453
Stereotaxis, Inc.
(a)
.................... 480,835 1,105,921
Tandem Diabetes Care, Inc.
(a)
............ 591,322 12,997,258
TransMedics Group, Inc.
(a)(b)
.............. 292,715 35,608,780
Treace Medical Concepts, Inc.
(a)(b)
.......... 420,224 1,029,549
UFP Technologies, Inc.
(a)(b)
............... 65,538 14,551,402
530,275,571
Health Care Providers & Services — 5.1%
Addus HomeCare Corp.
(a)
............... 76,159 8,178,715
agilon health, Inc.
(a)(b)
.................. 2,739,510 1,886,701
AirSculpt Technologies, Inc.
(a)
............. 107,780 213,404
Alignment Healthcare, Inc.
(a)(b)
............ 1,476,698 29,164,786
Ardent Health, Inc.
(a)(b)
.................. 17,283 152,609
Astrana Health, Inc.
(a)(b)
................. 354,922 8,805,615
Aveanna Healthcare Holdings, Inc.
(a)
........ 456,783 3,731,917
BrightSpring Health Services, Inc.
(a)
........ 969,692 36,314,965
Brookdale Senior Living, Inc.
(a)
............ 1,791,941 19,335,043
Clover Health Investments Corp. , Class A
(a)(b)
.. 3,557,913 8,361,096
Community Health Systems, Inc.
(a)
......... 692,694 2,161,205
Concentra Group Holdings Parent, Inc. ...... 953,533 18,765,529
CorVel Corp.
(a)
....................... 253,341 17,143,585
Ensign Group, Inc. (The)
(b)
............... 489,786 85,320,721
GeneDx Holdings Corp. , Class A
(a)
......... 165,773 21,560,436
Guardant Health, Inc.
(a)
................. 1,058,926 108,158,702
Guardian Pharmacy Services, Inc. , Class A
(a)(b)
. 195,880 5,894,029
HealthEquity, Inc.
(a)
.................... 744,211 68,177,170
Hims & Hers Health, Inc. , Class A
(a)(b)
....... 1,787,455 58,038,664
Innovage Holding Corp.
(a)
............... 58,890 305,639
Joint Corp. (The)
(a)(b)
................... 129,766 1,131,560

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
LifeStance Health Group, Inc.
(a)(b)
.......... 801,912 $ 5,645,460
Nano-X Imaging Ltd.
(a)(b)
................ 141,963 397,496
National Research Corp. ................ 104,376 1,959,138
NeoGenomics, Inc.
(a)(b)
................. 109,714 1,290,237
Nutex Health, Inc.
(a)(b)
.................. 30,315 4,990,455
Omada Health, Inc.
(a)
.................. 50,025 789,395
Oncology Institute, Inc. (The)
(a)(b)
........... 595,067 2,118,439
Option Care Health, Inc.
(a)
............... 1,392,421 44,362,533
PACS Group, Inc.
(a)
................... 357,840 13,737,478
Pennant Group, Inc. (The)
(a)
.............. 294,435 8,288,345
Privia Health Group, Inc.
(a)
............... 1,011,693 23,987,241
Progyny, Inc.
(a)
....................... 653,859 16,791,099
RadNet, Inc.
(a)(b)
...................... 481,433 34,350,245
Sonida Senior Living, Inc.
(a)(b)
............. 30,139 982,833
Talkspace, Inc.
(a)(b)
.................... 1,268,727 4,605,479
US Physical Therapy, Inc. ............... 79,761 6,228,536
Viemed Healthcare, Inc.
(a)(b)
.............. 300,179 2,230,330
675,556,830
Health Care REITs — 0.3%
American Healthcare REIT, Inc. ........... 522,951 24,610,074
CareTrust REIT, Inc. ................... 194,158 7,020,753
National Health Investors, Inc. ............ 92,777 7,085,380
Strawberry Fields REIT, Inc. ............. 55,740 730,194
Universal Health Realty Income Trust ....... 97,280 3,814,349
43,260,750
Health Care Technology — 0.5%
Claritev Corp.
(a)(b)
..................... 65,152 2,785,248
Evolent Health, Inc. , Class A
(a)
............ 340,535 1,362,140
HealthStream, Inc. .................... 88,953 2,052,146
HeartFlow, Inc.
(a)(b)
.................... 86,719 2,527,859
LifeMD, Inc.
(a)(b)
...................... 230,285 785,272
OptimizeRx Corp.
(a)(b)
.................. 139,508 1,710,368
Phreesia, Inc.
(a)(b)
..................... 498,296 8,431,168
Schrodinger, Inc.
(a)(b)
................... 491,325 8,784,891
Simulations Plus, Inc.
(a)
................. 147,728 2,693,081
Teladoc Health, Inc.
(a)
.................. 299,689 2,097,823
TruBridge, Inc.
(a)(b)
.................... 87,055 1,921,304
Waystar Holding Corp.
(a)
................ 813,973 26,657,616
61,808,916
Hotel & Resort REITs — 0.5%
DiamondRock Hospitality Co. ............. 1,031,591 9,243,055
Ryman Hospitality Properties, Inc. ......... 539,729 51,069,158
Sunstone Hotel Investors, Inc. ............ 109,520 979,109
Xenia Hotels & Resorts, Inc. ............. 124,138 1,755,311
63,046,633
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc. , Class A
(a)
........ 443,484 5,060,152
Bally's Corp.
(a)(b)
...................... 81,484 1,346,116
BJ's Restaurants, Inc.
(a)(b)
............... 113,305 4,464,217
Black Rock Coffee Bar, Inc. , Class A
(a)(b)
...... 70,743 1,574,032
Bloomin' Brands, Inc. .................. 459,753 2,836,676
Brinker International, Inc.
(a)
.............. 386,105 55,413,790
Cheesecake Factory, Inc. (The) ........... 403,212 20,354,142
Cracker Barrel Old Country Store, Inc. ....... 54,136 1,375,054
Dave & Buster's Entertainment, Inc.
(a)(b)
...... 233,714 3,788,504
Denny's Corp.
(a)(b)
..................... 43,343 269,593
Dine Brands Global, Inc. ................ 21,541 692,328
First Watch Restaurant Group, Inc.
(a)(b)
....... 475,150 7,165,262
Genius Sports Ltd.
(a)(b)
.................. 1,907,425 21,019,823
Global Business Travel Group I
(a)(b)
......... 1,001,507 7,661,529
Hilton Grand Vacations, Inc.
(a)(b)
........... 527,596 23,609,921
Inspired Entertainment, Inc.
(a)(b)
............ 226,428 2,119,366
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc. ................... 130,571 $ 2,474,320
Krispy Kreme, Inc.
(b)
................... 93,608 376,304
Kura Sushi USA, Inc. , Class A
(a)(b)
.......... 55,466 2,902,536
Life Time Group Holdings, Inc.
(a)(b)
.......... 1,316,264 34,986,297
Lindblad Expeditions Holdings, Inc.
(a)
........ 329,744 4,754,908
Monarch Casino & Resort, Inc. ............ 111,398 10,660,789
Nathan's Famous, Inc. ................. 22,629 2,117,395
Navan, Inc. , Class A
(a)(b)
................. 258,845 4,421,073
Papa John's International, Inc. ............ 25,502 981,572
Pursuit Attractions & Hospitality, Inc.
(a)
....... 10,662 359,096
RCI Hospitality Holdings, Inc.
(b)
............ 42,598 1,015,536
Red Rock Resorts, Inc. , Class A ........... 236,186 14,631,723
Rush Street Interactive, Inc. , Class A
(a)(b)
..... 799,586 15,535,956
Sabre Corp.
(a)(b)
...................... 844,656 1,148,732
Serve Robotics, Inc.
(a)(b)
................. 484,639 5,030,553
Shake Shack, Inc. , Class A
(a)
............. 338,693 27,491,711
Six Flags Entertainment Corp.
(a)
........... 667,921 10,245,908
Super Group SGHC Ltd. ................ 1,389,993 16,610,416
Sweetgreen, Inc. , Class A
(a)(b)
............. 902,467 6,100,677
United Parks & Resorts, Inc.
(a)(b)
........... 224,452 8,147,608
Xponential Fitness, Inc. , Class A
(a)(b)
........ 242,552 1,996,203
330,739,818
Household Durables — 1.2%
Cavco Industries, Inc.
(a)(b)
................ 67,907 40,115,381
Champion Homes, Inc.
(a)
................ 493,286 41,682,667
Dream Finders Homes, Inc. , Class A
(a)(b)
...... 59,565 1,018,561
Green Brick Partners, Inc.
(a)
.............. 91,403 5,727,312
Installed Building Products, Inc.
(b)
.......... 202,297 52,473,819
Lovesac Co. (The)
(a)(b)
.................. 74,100 1,092,975
Sonos, Inc.
(a)
........................ 955,437 16,777,474
158,888,189
Household Products — 0.3%
Energizer Holdings, Inc. ................ 428,135 8,515,605
Oil-Dri Corp. of America ................ 68,772 3,365,702
WD-40 Co. ......................... 119,028 23,436,613
35,317,920
Independent Power and Renewable Electricity Producers — 0.0%
(a)
(b)
Hallador Energy Co. ................... 255,770 4,869,861
Montauk Renewables, Inc. .............. 111,342 185,941
5,055,802
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
........ 73,416 2,634,166
Insurance — 1.9%
Abacus Global Management, Inc.
(b)
......... 106,177 907,813
American Coastal Insurance Corp. ......... 114,659 1,448,143
American Integrity Insurance Group, Inc.
(a)
.... 29,183 607,882
AMERISAFE, Inc. .................... 90,858 3,489,856
Aspen Insurance Holdings Ltd. , Class A
(a)(b)
... 82,856 3,073,958
Ategrity Specialty Holdings LLC
(a)
.......... 23,329 490,142
Baldwin Insurance Group, Inc. (The) , Class A
(a)(b)
621,890 14,944,017
Bowhead Specialty Holdings, Inc.
(a)(b)
........ 153,841 4,390,622
Crawford & Co. , Class A, NVS ............ 148,317 1,668,566
F&G Annuities & Life, Inc. ............... 20,107 620,301
Goosehead Insurance, Inc. , Class A ........ 164,021 12,080,147
HCI Group, Inc. ...................... 94,079 18,034,004
Heritage Insurance Holdings, Inc.
(a)
......... 165,851 4,852,800
Hippo Holdings, Inc.
(a)
.................. 85,689 2,577,525
Investors Title Co. .................... 2,617 653,308
Kestrel Group Ltd.
(b)
................... 18,266 187,044
Kingstone Cos., Inc. ................... 92,446 1,555,866
Kingsway Financial Services, Inc.
(a)(b)
........ 185,049 2,488,909

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Lemonade, Inc.
(a)(b)
.................... 528,030 $ 37,585,175
Oscar Health, Inc. , Class A
(a)
............. 1,723,808 24,771,121
Palomar Holdings, Inc.
(a)
................ 230,073 31,004,638
Root, Inc. , Class A
(a)(b)
.................. 106,995 7,728,249
Selective Insurance Group, Inc. ........... 469,029 39,243,656
Selectquote, Inc.
(a)
.................... 866,445 1,221,687
SiriusPoint Ltd.
(a)
..................... 49,737 1,088,743
Skyward Specialty Insurance Group, Inc.
(a)
.... 311,621 15,926,949
Slide Insurance Holdings, Inc.
(a)
........... 86,410 1,683,267
Tiptree, Inc. ........................ 61,573 1,124,939
Trupanion, Inc.
(a)(b)
.................... 324,068 12,110,421
Universal Insurance Holdings, Inc. ......... 50,706 1,713,863
249,273,611
Interactive Media & Services — 0.6%
(a)
Arena Group Holdings, Inc. (The)
(b)
......... 120,504 482,016
Bumble, Inc. , Class A
(b)
................. 73,014 260,660
Cargurus, Inc. , Class A
(b)
................ 718,293 27,546,537
EverQuote, Inc. , Class A ................ 254,061 6,859,647
fuboTV, Inc.
(b)
....................... 2,902,022 7,313,095
Grindr, Inc.
(b)
........................ 285,073 3,859,888
MediaAlpha, Inc. , Class A
(b)
.............. 293,944 3,806,575
QuinStreet, Inc. ...................... 478,891 6,881,664
Rumble, Inc. , Class A
(b)
................. 218,239 1,379,271
Travelzoo
(b)
......................... 50,044 356,313
TripAdvisor, Inc.
(b)
.................... 476,840 6,942,790
Yelp, Inc. .......................... 527,725 16,037,563
ZipRecruiter, Inc. , Class A
(b)
.............. 549,558 2,143,276
83,869,295
IT Services — 0.7%
Applied Digital Corp.
(a)(b)
................ 1,573,637 38,585,579
Backblaze, Inc. , Class A
(a)
............... 473,273 2,205,452
BigBear.ai Holdings, Inc.
(a)(b)
.............. 883,892 4,773,017
Commerce.com, Inc.
(a)(b)
................ 588,492 2,424,587
Crexendo, Inc.
(a)
..................... 148,208 958,906
CSP, Inc.
(b)
......................... 54,391 679,887
DigitalOcean Holdings, Inc.
(a)(b)
............ 596,381 28,697,854
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 474,251 4,282,487
Hackett Group, Inc. (The) ............... 205,265 4,029,352
Information Services Group, Inc. ........... 111,316 643,406
Rackspace Technology, Inc.
(a)(b)
........... 178,380 173,189
TSS, Inc.
(a)(b)
........................ 186,216 1,316,547
Tucows, Inc. , Class A
(a)(b)
................ 7,823 175,392
Unisys Corp.
(a)
....................... 498,495 1,375,846
VTEX , Class A
(a)(b)
.................... 489,030 1,838,753
Whitefiber, Inc.
(a)(b)
.................... 59,407 938,631
93,098,885
Leisure Products — 0.2%
Acushnet Holdings Corp.
(b)
.............. 240,859 19,225,365
Latham Group, Inc.
(a)
.................. 349,993 2,222,456
Marine Products Corp. ................. 39,748 348,192
Peloton Interactive, Inc. , Class A
(a)(b)
........ 1,212,550 7,469,308
Sturm Ruger & Co., Inc. ................ 42,710 1,394,482
30,659,803
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc. , Class A
(a)(b)
........... 253,867 4,140,571
Adaptive Biotechnologies Corp.
(a)
.......... 1,302,767 21,156,936
Alpha Teknova, Inc.
(a)(b)
................. 89,361 339,572
Atlantic International Corp.
(a)(b)
............ 38,730 51,511
BioLife Solutions, Inc.
(a)
................. 356,093 8,610,329
Codexis, Inc.
(a)(b)
..................... 623,968 1,017,068
CryoPort, Inc.
(a)(b)
..................... 100,059 960,566
Ginkgo Bioworks Holdings, Inc.
(a)(b)
......... 19,997 166,175
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Lifecore Biomedical, Inc.
(a)(b)
.............. 171,266 $ 1,400,956
Mesa Laboratories, Inc. ................ 45,702 3,587,607
Niagen Bioscience, Inc.
(a)
............... 463,781 2,949,647
OmniAb, Inc.
(a)(b)
..................... 149,031 275,707
OmniAb, Inc., 12.50 Earnout Shares
(a)(d)
...... 5,861 —
OmniAb, Inc., 15.00 Earnout Shares
(a)(d)
...... 5,861 —
Quanterix Corp.
(a)(b)
................... 42,096 267,731
44,924,376
Machinery — 5.0%
Aebi Schmidt Holding AG ............... 27,099 342,802
Alamo Group, Inc. .................... 27,353 4,591,748
Albany International Corp. , Class A ......... 78,443 3,977,060
Alliance Laundry Holdings, Inc.
(a)(b)
......... 82,232 1,673,421
Atmus Filtration Technologies, Inc. ......... 658,817 34,199,190
Blue Bird Corp.
(a)
..................... 275,973 12,970,731
CECO Environmental Corp.
(a)(b)
........... 257,062 15,385,161
Chart Industries, Inc.
(a)
................. 394,313 81,319,170
Douglas Dynamics, Inc. ................ 170,300 5,560,295
Energy Recovery, Inc.
(a)(b)
............... 449,938 6,069,664
Enerpac Tool Group Corp. , Class A ......... 462,039 17,668,371
Enpro, Inc.
(b)
........................ 23,482 5,028,201
ESCO Technologies, Inc.
(b)
.............. 226,695 44,293,936
Federal Signal Corp. .................. 523,881 56,888,238
Franklin Electric Co., Inc. ............... 338,510 32,337,860
Gorman-Rupp Co. (The) ................ 181,514 8,667,293
Graham Corp.
(a)(b)
..................... 90,096 5,786,866
JBT Marel Corp. ..................... 219,625 33,090,899
Kadant, Inc. ........................ 102,820 29,305,756
Lindsay Corp. ....................... 94,957 11,192,582
Mayville Engineering Co., Inc.
(a)(b)
.......... 10,054 188,211
Microvast Holdings, Inc.
(a)(b)
.............. 1,122,051 3,141,743
Mueller Water Products, Inc. , Class A ....... 1,359,310 32,378,764
Omega Flex, Inc. ..................... 31,983 941,580
REV Group, Inc. ..................... 423,264 25,738,684
Richtech Robotics, Inc. , Class B
(a)(b)
........ 1,332,622 4,304,369
SPX Technologies, Inc.
(a)
................ 420,495 84,124,230
Standex International Corp. .............. 85,292 18,532,246
Trinity Industries, Inc. .................. 327,854 8,668,460
Watts Water Technologies, Inc. , Class A ...... 239,887 66,213,610
Worthington Enterprises, Inc. ............. 87,827 4,529,238
659,110,379
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.
(a)
......... 5,248 80,872
Media — 0.4%
Boston Omaha Corp. , Class A
(a)(b)
.......... 12,594 155,788
Emerald Holding, Inc.
(b)
................. 110,732 494,972
Entravision Communications Corp. , Class A ... 111,528 326,777
Gambling.com Group Ltd.
(a)(b)
............. 149,052 813,824
Ibotta, Inc. , Class A
(a)(b)
................. 122,819 2,791,676
John Wiley & Sons, Inc. , Class A .......... 334,657 10,250,544
Magnite, Inc.
(a)(b)
...................... 1,221,341 19,822,364
Optimum Communications, Inc. , Class A
(a)
.... 345,385 569,885
Stagwell, Inc. , Class A
(a)(b)
............... 972,041 4,753,280
TechTarget, Inc.
(a)
..................... 26,927 145,406
Thryv Holdings, Inc.
(a)
.................. 329,143 1,991,315
USA TODAY Co., Inc.
(a)(b)
................ 1,106,512 5,698,537
47,814,368
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.
(a)
....... 30,468 6,089,944
American Battery Technology Co.
(a)(b)
........ 518,655 1,732,308
Century Aluminum Co.
(a)
................ 461,036 18,063,390
Coeur Mining, Inc.
(a)(b)
.................. 2,792,947 49,798,245

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Compass Minerals International, Inc.
(a)
....... 229,494 $ 4,507,262
Constellium SE , Class A
(a)
............... 441,156 8,315,791
Contango ORE, Inc.
(a)(b)
................. 95,961 2,534,330
Critical Metals Corp.
(a)(b)
................. 144,890 1,005,537
Dakota Gold Corp.
(a)(b)
.................. 781,942 4,441,430
Hecla Mining Co.
(b)
.................... 1,315,110 25,236,961
Idaho Strategic Resources, Inc.
(a)(b)
......... 124,708 5,025,732
Ivanhoe Electric, Inc.
(a)(b)
................ 792,877 12,670,174
Kaiser Aluminum Corp. ................. 73,401 8,430,839
Lifezone Metals Ltd.
(a)(b)
................. 246,891 1,054,225
Materion Corp. ...................... 35,208 4,377,059
NioCorp Developments Ltd.
(a)(b)
........... 930,370 4,930,961
Novagold Resources, Inc.
(a)(b)
............. 2,459,472 22,922,279
Perpetua Resources Corp.
(a)(b)
............ 740,776 17,934,187
Ramaco Resources, Inc. , Class A
(a)
......... 359,992 6,479,856
United States Antimony Corp.
(a)(b)
.......... 1,031,222 5,176,734
US Gold Corp.
(a)(b)
.................... 106,808 2,073,143
US Goldmining, Inc.
(a)
.................. 13,660 120,481
USA Rare Earth, Inc.
(a)(b)
................ 378,973 4,509,779
Vox Royalty Corp. .................... 511,182 2,423,003
219,853,650
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ACRES Commercial Realty Corp.
(a)(b)
....... 6,634 141,570
Angel Oak Mortgage REIT, Inc. ........... 52,108 448,650
Apollo Commercial Real Estate Finance, Inc. .. 609,584 5,900,773
Two Harbors Investment Corp. ............ 474,541 4,982,680
11,473,673
Oil, Gas & Consumable Fuels — 1.5%
Calumet, Inc.
(a)(b)
..................... 72,059 1,431,812
Centrus Energy Corp. , Class A
(a)(b)
......... 113,876 27,644,538
Comstock Resources, Inc.
(a)(b)
............ 449,419 10,417,532
Core Natural Resources, Inc. ............. 153,741 13,607,616
CVR Energy, Inc.
(a)
.................... 269,338 6,851,959
Delek US Holdings, Inc. ................ 520,185 15,428,687
Empire Petroleum Corp.
(a)(b)
.............. 118,732 360,945
Energy Fuels, Inc.
(a)(b)
.................. 531,035 7,721,249
Evolution Petroleum Corp. ............... 255,025 902,789
FLEX LNG Ltd. ...................... 39,192 977,840
Gulfport Energy Corp.
(a)(b)
............... 138,565 28,820,134
Infinity Natural Resources, Inc. , Class A
(a)(b)
... 22,685 334,150
Kinetik Holdings, Inc. , Class A ............ 280,240 10,102,652
Kolibri Global Energy, Inc.
(a)(b)
............. 62,604 246,034
Lightbridge Corp.
(a)(b)
................... 231,447 2,925,490
Magnolia Oil & Gas Corp. , Class A ......... 319,254 6,988,470
NextDecade Corp.
(a)(b)
.................. 1,195,406 6,299,790
NextNRG, Inc.
(a)(b)
.................... 37,641 54,579
OPAL Fuels, Inc. , Class A
(a)(b)
............. 147,202 346,661
Par Pacific Holdings, Inc.
(a)
.............. 123,944 4,355,392
PrimeEnergy Resources Corp.
(a)(b)
.......... 790 135,090
REX American Resources Corp.
(a)
......... 67,724 2,188,840
Riley Exploration Permian, Inc. ............ 21,598 570,187
Sable Offshore Corp. , Class A
(a)(b)
.......... 658,242 5,937,343
Uranium Energy Corp.
(a)(b)
............... 4,160,320 48,592,538
VAALCO Energy, Inc. .................. 114,462 416,642
Verde Clean Fuels, Inc.
(a)(b)
.............. 25,080 51,665
World Kinect Corp. .................... 61,082 1,431,151
XCF Global, Inc. , Class A
(a)(b)
............. 97,521 26,623
205,168,398
Paper & Forest Products — 0.0%
Sylvamo Corp. ...................... 82,050 3,950,707
Security
Shares
Shares Value
Passenger Airlines — 0.5%
(a)
Allegiant Travel Co. ................... 23,531 $ 2,006,488
Frontier Group Holdings, Inc.
(b)
............ 509,627 2,400,343
Joby Aviation, Inc. , Class A
(b)
............. 4,240,598 55,975,894
Sun Country Airlines Holdings, Inc. ......... 257,626 3,707,238
64,089,963
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a)(b)
........ 848,627 1,179,591
FitLife Brands, Inc.
(a)(b)
.................. 31,881 518,704
Herbalife Ltd.
(a)(b)
..................... 660,695 8,516,359
Honest Co., Inc. (The)
(a)(b)
............... 415,995 1,073,267
Interparfums, Inc. ..................... 160,359 13,603,254
Lifevantage Corp. .................... 96,686 595,586
Nature's Sunshine Products, Inc.
(a)(b)
........ 38,731 835,815
26,322,576
Pharmaceuticals — 3.2%
Aardvark Therapeutics, Inc.
(a)(b)
............ 61,162 802,751
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 1,144,898 14,425,715
Amphastar Pharmaceuticals, Inc.
(a)
......... 19,712 527,887
Amylyx Pharmaceuticals, Inc.
(a)(b)
.......... 596,485 7,205,539
ANI Pharmaceuticals, Inc.
(a)(b)
............. 158,290 12,495,413
Aquestive Therapeutics, Inc.
(a)(b)
........... 305,192 1,971,540
Arvinas, Inc.
(a)
....................... 62,151 737,111
Avadel Pharmaceuticals plc , ADR
(a)(b)
....... 777,886 16,763,443
Axsome Therapeutics, Inc.
(a)
............. 357,606 65,313,160
Biote Corp. , Class A
(a)(b)
................. 91,393 237,622
Collegium Pharmaceutical, Inc.
(a)(b)
......... 273,338 12,655,549
CorMedix, Inc.
(a)(b)
.................... 646,706 7,521,191
Crinetics Pharmaceuticals, Inc.
(a)(b)
......... 788,334 36,696,948
Edgewise Therapeutics, Inc.
(a)
............ 588,143 14,594,769
Enliven Therapeutics, Inc.
(a)(b)
............. 342,559 5,275,409
Esperion Therapeutics, Inc.
(a)(b)
............ 690,529 2,554,957
Eton Pharmaceuticals, Inc.
(a)(b)
............ 226,559 3,831,113
Evolus, Inc.
(a)
....................... 452,596 3,009,763
Fulcrum Therapeutics, Inc.
(a)
............. 29,666 335,522
Harmony Biosciences Holdings, Inc.
(a)
....... 381,088 14,260,313
Harrow, Inc.
(a)(b)
...................... 275,070 13,478,430
Indivior plc
(a)
........................ 899,823 32,285,649
Innoviva, Inc.
(a)
...................... 478,529 9,565,795
Journey Medical Corp.
(a)(b)
............... 128,430 990,195
LB Pharmaceuticals, Inc.
(a)(b)
............. 82,886 1,845,042
LENZ Therapeutics, Inc.
(a)(b)
.............. 142,957 2,287,312
Ligand Pharmaceuticals, Inc.
(a)(b)
........... 19,467 3,680,626
Liquidia Corp.
(a)(b)
..................... 559,851 19,309,261
Maze Therapeutics, Inc.
(a)(b)
.............. 12,859 532,748
MediWound Ltd.
(a)(b)
................... 76,157 1,405,858
Mind Medicine MindMed, Inc.
(a)(b)
.......... 255,661 3,423,301
Nuvation Bio, Inc. , Class A
(a)(b)
............ 175,347 1,571,109
Ocular Therapeutix, Inc.
(a)
............... 1,620,815 19,676,694
Omeros Corp.
(a)(b)
..................... 504,479 8,664,427
Pacira BioSciences, Inc.
(a)(b)
.............. 35,321 914,107
Phathom Pharmaceuticals, Inc.
(a)(b)
......... 92,849 1,540,365
Phibro Animal Health Corp. , Class A ........ 177,384 6,627,066
Prestige Consumer Healthcare, Inc.
(a)
....... 77,625 4,788,686
SIGA Technologies, Inc. ................ 276,415 1,688,896
Supernus Pharmaceuticals, Inc.
(a)(b)
......... 39,845 1,980,297
Tarsus Pharmaceuticals, Inc.
(a)(b)
........... 341,292 27,944,989
Theravance Biopharma, Inc.
(a)(b)
........... 264,774 4,953,922
Trevi Therapeutics, Inc.
(a)(b)
.............. 792,917 9,927,321
Tvardi Therapeutics, Inc.
(a)
............... 4,220 18,146
WaVe Life Sciences Ltd.
(a)
............... 893,701 15,192,917
Xeris Biopharma Holdings, Inc.
(a)(b)
......... 1,337,246 10,497,381
Zevra Therapeutics, Inc.
(a)(b)
.............. 480,758 4,307,592
430,313,847

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 2.7%
Barrett Business Services, Inc. ............ 216,829 $ 7,851,378
BlackSky Technology, Inc. , Class A
(a)(b)
....... 274,463 5,146,181
CBIZ, Inc.
(a)(b)
........................ 430,147 21,700,916
CRA International, Inc. ................. 55,924 11,223,667
CSG Systems International, Inc. ........... 216,212 16,581,298
Exponent, Inc. ....................... 444,369 30,865,871
Falcon's Beyond Global, Inc. , Class A
(a)(b)
..... 93,077 1,397,086
First Advantage Corp.
(a)(b)
............... 467,670 6,795,245
Franklin Covey Co.
(a)(b)
................. 85,252 1,430,528
Huron Consulting Group, Inc.
(a)(b)
.......... 148,635 25,700,478
IBEX Holdings Ltd.
(a)
................... 87,701 3,348,424
Innodata, Inc.
(a)(b)
..................... 267,926 13,650,830
Insperity, Inc. ........................ 315,894 12,231,416
Kforce, Inc. ......................... 132,724 4,103,826
Korn Ferry ......................... 209,105 13,805,112
Legalzoom.com, Inc.
(a)
................. 1,109,341 11,015,756
Maximus, Inc. ....................... 493,841 42,628,355
Planet Labs PBC , Class A
(a)(b)
............. 2,076,412 40,946,844
RCM Technologies, Inc.
(a)(b)
.............. 40,561 829,270
Resolute Holdings Management, Inc.
(a)(b)
..... 14,497 2,992,616
Spire Global, Inc. , Class A
(a)(b)
............ 244,162 1,831,215
TIC Solutions, Inc.
(a)(b)
.................. 404,618 4,090,688
TriNet Group, Inc. .................... 261,198 15,444,638
Upwork, Inc.
(a)(b)
...................... 1,073,502 21,276,810
Verra Mobility Corp. , Class A
(a)
............ 1,390,114 31,152,455
Willdan Group, Inc.
(a)
.................. 83,597 8,665,665
356,706,568
Real Estate Management & Development — 0.6%
Compass, Inc. , Class A
(a)
................ 4,277,461 45,212,763
eXp World Holdings, Inc. ................ 767,202 6,943,178
Maui Land & Pineapple Co., Inc.
(a)(b)
........ 55,938 947,590
Real Brokerage, Inc. (The)
(a)(b)
............ 1,138,790 4,156,583
St. Joe Co. (The) ..................... 332,048 19,713,690
76,973,804
Residential REITs — 0.1%
Apartment Investment & Management Co. , Class
A ............................. 645,895 3,836,616
NexPoint Residential Trust, Inc. ........... 61,967 1,865,207
UMH Properties, Inc. .................. 703,269 11,189,010
16,890,833
Retail REITs — 0.4%
Alexander's, Inc. ..................... 18,796 4,096,400
CBL & Associates Properties, Inc. .......... 120,866 4,472,042
NETSTREIT Corp. .................... 176,982 3,121,963
Phillips Edison & Co., Inc. ............... 198,768 7,070,178
Saul Centers, Inc. .................... 98,180 3,095,615
Tanger, Inc. ......................... 882,527 29,449,926
51,306,124
Semiconductors & Semiconductor Equipment — 5.0%
Aehr Test Systems
(a)(b)
.................. 197,679 3,991,139
Aeluma, Inc.
(a)(b)
...................... 17,330 297,556
Ambarella, Inc.
(a)
..................... 354,798 25,133,890
Ambiq Micro, Inc.
(a)(b)
.................. 25,947 739,490
Atomera, Inc.
(a)(b)
..................... 264,478 584,496
Axcelis Technologies, Inc.
(a)(b)
............. 21,244 1,706,743
Blaize Holdings, Inc.
(a)(b)
................ 409,282 798,100
CEVA, Inc.
(a)(b)
....................... 181,973 3,916,059
Credo Technology Group Holding Ltd.
(a)
...... 1,337,465 192,447,839
FormFactor, Inc.
(a)
.................... 507,934 28,332,559
Impinj, Inc.
(a)
........................ 235,138 40,916,363
indie Semiconductor, Inc. , Class A
(a)(b)
....... 657,661 2,321,543
Kopin Corp.
(a)(b)
...................... 1,552,640 3,633,178
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc. ............ 260,393 $ 11,863,505
MaxLinear, Inc.
(a)
..................... 96,265 1,677,899
Navitas Semiconductor Corp.
(a)(b)
.......... 232,523 1,660,214
NVE Corp. ......................... 43,170 2,561,276
PDF Solutions, Inc.
(a)(b)
................. 278,259 7,938,729
Power Integrations, Inc. ................ 488,715 17,368,931
Rambus, Inc.
(a)
...................... 941,725 86,535,110
Rigetti Computing, Inc.
(a)(b)
............... 2,785,214 61,692,490
Semtech Corp.
(a)
..................... 760,209 56,019,801
Silicon Laboratories, Inc.
(a)
............... 284,547 37,190,293
SiTime Corp.
(a)
....................... 187,908 66,367,227
SkyWater Technology, Inc.
(a)(b)
............ 263,481 4,784,815
Synaptics, Inc.
(a)
..................... 30,040 2,223,561
Ultra Clean Holdings, Inc.
(a)
.............. 24,146 611,618
663,314,424
Software — 8.8%
A10 Networks, Inc. .................... 535,103 9,465,972
ACI Worldwide, Inc.
(a)
.................. 902,726 43,159,330
Adeia, Inc. ......................... 830,908 14,333,163
Agilysys, Inc.
(a)(b)
..................... 225,759 26,829,200
Airship AI Holdings, Inc. , Class A
(a)(b)
........ 139,652 403,594
Alarm.com Holdings, Inc.
(a)
.............. 416,170 21,232,993
Alkami Technology, Inc.
(a)(b)
.............. 601,788 13,883,249
Amplitude, Inc. , Class A
(a)(b)
.............. 805,348 9,325,930
Appian Corp. , Class A
(a)
................ 343,511 12,167,160
Arteris, Inc.
(a)
........................ 22,624 350,672
Asana, Inc. , Class A
(a)(b)
................. 756,497 10,371,574
AudioEye, Inc.
(a)(b)
.................... 72,114 720,419
AvePoint, Inc. , Class A
(a)
................ 1,280,723 17,789,242
Bitdeer Technologies Group , Class A
(a)(b)
..... 858,800 9,627,148
Blackbaud, Inc.
(a)
..................... 268,876 17,025,228
BlackLine, Inc.
(a)(b)
.................... 454,476 25,127,978
Blend Labs, Inc. , Class A
(a)(b)
............. 1,725,249 5,244,757
Box, Inc. , Class A
(a)
................... 952,825 28,498,996
Braze, Inc. , Class A
(a)(b)
................. 744,115 25,515,703
C3.ai, Inc. , Class A
(a)(b)
................. 1,101,798 14,852,237
Cerence, Inc.
(a)(b)
..................... 109,789 1,173,644
Chaince Digital Holdings, Inc.
(a)(b)
.......... 15,052 74,808
Clear Secure, Inc. , Class A .............. 753,236 26,423,519
Clearwater Analytics Holdings, Inc. , Class A
(a)(b)
. 2,433,191 58,688,567
Commvault Systems, Inc.
(a)
.............. 390,022 48,893,158
Core Scientific, Inc.
(a)(b)
................. 2,102,295 30,609,415
CS Disco, Inc.
(a)
...................... 155,864 1,209,505
Daily Journal Corp.
(a)(b)
................. 8,491 4,137,834
Digimarc Corp.
(a)(b)
.................... 131,666 863,729
Digital Turbine, Inc.
(a)
.................. 612,711 3,063,555
Domo, Inc. , Class B
(a)(b)
................. 248,503 2,094,880
D-Wave Quantum, Inc.
(a)(b)
............... 2,918,831 76,327,431
eGain Corp.
(a)(b)
...................... 97,002 998,151
EverCommerce, Inc.
(a)(b)
................ 124,071 1,502,500
Expensify, Inc. , Class A
(a)
............... 276,840 418,028
Five9, Inc.
(a)(b)
....................... 675,344 13,540,647
Freshworks, Inc. , Class A
(a)
.............. 1,752,889 21,472,890
I3 Verticals, Inc. , Class A
(a)(b)
............. 11,517 290,113
Intapp, Inc.
(a)
........................ 498,393 22,836,367
InterDigital, Inc. ...................... 225,995 71,952,288
Jamf Holding Corp.
(a)
.................. 680,317 8,850,924
Kaltura, Inc.
(a)
....................... 832,822 1,365,828
Life360, Inc.
(a)(b)
...................... 178,646 11,458,354
LiveRamp Holdings, Inc.
(a)
............... 563,948 16,563,153
Mitek Systems, Inc.
(a)(b)
................. 82,775 873,276
NextNav, Inc.
(a)(b)
..................... 825,870 13,742,477
OneSpan, Inc. ....................... 39,949 512,945
Ooma, Inc.
(a)
........................ 218,988 2,568,729

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Pagaya Technologies Ltd. , Class A
(a)(b)
....... 444,275 $ 9,285,348
PagerDuty, Inc.
(a)(b)
.................... 775,035 10,160,709
PAR Technology Corp.
(a)(b)
............... 203,516 7,383,561
Porch Group, Inc.
(a)(b)
.................. 607,996 5,551,003
Progress Software Corp.
(a)
............... 373,611 16,050,329
Q2 Holdings, Inc.
(a)
.................... 542,735 39,163,758
Qualys, Inc.
(a)
....................... 318,935 42,386,462
Rapid7, Inc.
(a)
....................... 558,524 8,489,565
Red Violet, Inc. ...................... 98,089 5,586,169
ReposiTrak, Inc.
(b)
.................... 99,167 1,226,696
Rezolve AI plc
(a)(b)
..................... 1,558,111 4,004,345
Rimini Street, Inc.
(a)(b)
.................. 75,933 294,620
SEMrush Holdings, Inc. , Class A
(a)
......... 447,931 5,325,900
SoundHound AI, Inc. , Class A
(a)(b)
.......... 3,270,506 32,606,945
SoundThinking, Inc.
(a)(b)
................. 85,251 684,566
Sprinklr, Inc. , Class A
(a)(b)
................ 987,928 7,686,080
Sprout Social, Inc. , Class A
(a)
............. 455,354 5,131,840
SPS Commerce, Inc.
(a)
................. 332,539 29,639,201
Synchronoss Technologies, Inc.
(a)(b)
......... 86,461 740,106
Tenable Holdings, Inc.
(a)
................ 1,059,035 24,919,094
Terawulf, Inc.
(a)(b)
..................... 2,498,712 28,710,201
Varonis Systems, Inc.
(a)(b)
................ 1,013,428 33,240,438
Vertex, Inc. , Class A
(a)(b)
................. 611,361 12,208,879
Via Transportation, Inc. , Class A
(a)(b)
......... 70,985 2,059,275
Viant Technology, Inc. , Class A
(a)
........... 131,190 1,579,528
Weave Communications, Inc.
(a)(b)
.......... 534,255 4,054,995
WM Technology, Inc. , Class A
(a)
........... 747,832 617,036
Workiva, Inc. , Class A
(a)(b)
............... 438,389 37,811,051
Yext, Inc.
(a)
......................... 880,849 7,099,643
Zeta Global Holdings Corp. , Class A
(a)(b)
...... 1,643,427 33,443,739
1,165,572,342
Specialized REITs — 0.2%
Outfront Media, Inc. ................... 1,289,901 31,086,614
PotlatchDeltic Corp. ................... 37,892 1,507,344
32,593,958
Specialty Retail — 1.6%
Abercrombie & Fitch Co. , Class A
(a)
......... 406,129 51,119,457
Arhaus, Inc. , Class A
(a)
................. 452,260 5,069,835
Arko Corp. ......................... 72,533 329,300
BARK, Inc. , Class A
(a)(b)
................. 631,141 380,262
Boot Barn Holdings, Inc.
(a)(b)
.............. 268,392 47,363,136
Buckle, Inc. (The) .................... 257,664 13,764,411
Build-A-Bear Workshop, Inc.
(b)
............ 108,410 6,642,281
Camping World Holdings, Inc. , Class A ...... 522,769 5,086,542
Envela Corp.
(a)
....................... 52,647 704,417
EVgo, Inc. , Class A
(a)(b)
................. 177,010 515,099
Genesco, Inc.
(a)
...................... 5,567 137,895
Group 1 Automotive, Inc. ................ 46,811 18,410,766
MarineMax, Inc.
(a)
..................... 7,985 193,477
Petco Health & Wellness Co., Inc.
(a)(b)
....... 53,310 149,801
RealReal, Inc. (The)
(a)(b)
................. 221,525 3,495,665
Revolve Group, Inc. , Class A
(a)(b)
........... 353,842 10,682,490
Sonic Automotive, Inc. , Class A ........... 47,001 2,907,482
Stitch Fix, Inc. , Class A
(a)
................ 65,771 345,298
ThredUp, Inc. , Class A
(a)
................ 853,378 5,453,085
Upbound Group, Inc. .................. 160,722 2,822,278
Urban Outfitters, Inc.
(a)
................. 186,807 14,059,095
Victoria's Secret & Co.
(a)(b)
............... 175,965 9,532,024
Warby Parker, Inc. , Class A
(a)(b)
............ 856,737 18,668,299
217,832,395
Technology Hardware, Storage & Peripherals — 1.3%
(a)
CompoSecure, Inc. , Class A ............. 446,370 8,606,014
CPI Card Group, Inc. .................. 53,106 779,596
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc. ................... 203,956 $ 13,846,573
IonQ, Inc.
(b)
......................... 2,950,408 132,384,807
Quantum Computing, Inc.
(b)
.............. 1,755,906 18,015,595
Turtle Beach Corp.
(b)
................... 93,398 1,310,374
174,942,959
Textiles, Apparel & Luxury Goods — 0.4%
Ermenegildo Zegna NV ................. 535,812 5,492,073
Figs, Inc. , Class A
(a)
................... 771,922 8,769,034
Kontoor Brands, Inc. ................... 388,544 23,736,153
Steven Madden Ltd. ................... 57,111 2,378,102
Wolverine World Wide, Inc. .............. 702,969 12,758,887
53,134,249
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
............... 166,345 465,766
Turning Point Brands, Inc. ............... 134,700 14,601,480
15,067,246
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. , Class A ........ 42,736 196,586
Distribution Solutions Group, Inc.
(a)(b)
........ 76,720 2,101,361
DXP Enterprises, Inc.
(a)(b)
................ 113,325 12,441,952
GATX Corp. ........................ 23,591 4,001,034
Global Industrial Co. ................... 123,652 3,613,111
Herc Holdings, Inc. .................... 284,947 42,280,436
Karat Packaging, Inc. .................. 75,407 1,701,936
McGrath RentCorp .................... 162,236 17,023,423
Rush Enterprises, Inc. , Class A ........... 287,125 15,487,523
Rush Enterprises, Inc. , Class B
(b)
.......... 42,155 2,371,640
Transcat, Inc.
(a)(b)
..................... 41,325 2,344,367
Willis Lease Finance Corp.
(b)
............. 2,211 299,900
Xometry, Inc. , Class A
(a)(b)
............... 379,002 22,539,249
126,402,518
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)(b)
....... 186,337 1,671,443
Water Utilities — 0.2%
American States Water Co. .............. 221,055 16,022,066
Cadiz, Inc.
(a)(b)
....................... 468,485 2,628,201
Consolidated Water Co. Ltd. ............. 40,205 1,418,834
Global Water Resources, Inc. ............. 100,630 850,324
Middlesex Water Co. .................. 24,328 1,226,618
York Water Co. (The) .................. 21,315 678,670
22,824,713
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)(b)
....................... 671,826 3,130,709
Total Common Stocks — 99.8%
(Cost: $11,332,060,199) ............................ 13,209,573,624
Rights
Biotechnology — 0.0%
(a)(d)
Akero Therapeutics, Inc., CVR
(b)
.......... 620,049 403,032
Contra Aduro Biotech I, CVR ............. 105,692 53,903
Contra Chinook Therape, CVR ........... 137,855 23,435
Oncternal Therapeutics, Inc., CVR
(b)
........ 6,020 —
Sanofi Aatd, Inc., CVR ................. 193,298 317,009
797,379
Total Rights — 0.0%
(Cost: $540,533) ................................. 797,379

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29)
(a)(b)
................ 3,797 $ 5,183
Total Warrants — 0.0%
(Cost: $—) ..................................... 5,183
Total Long-Term Investments — 99.8%
(Cost: $11,332,600,732) ............................ 13,210,376,186
Short-Term Securities
Money Market Funds — 13.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(g)
................... 1,792,326,440 1,793,222,603
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 8,889,177 8,889,177
Total Short-Term Securities — 13.6%
(Cost: $1,801,092,312) ............................ 1,802,111,780
Total Investments — 113.4%
(Cost: $13,133,693,044 ) ............................ 15,012,487,966
Liabilities in Excess of Other Assets — (13.4)% ............ (1,777,427,806)
Net Assets — 100.0% ...............................
$ 13,235,060,160
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,542,163,199 $ 250,996,963
(a)
$ — $ 37,781 $ 24,660 $ 1,793,222,603 1,792,326,440 $ 11,707,737
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,128,144 — (15,238,967)
(a)
— — 8,889,177 8,889,177 577,355 —
$ 37,781 $ 24,660 $ 1,802,111,780 $ 12,285,092 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 159 03/20/26 $ 19,859 $ (839,124)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,209,573,624 $ — $ — $ 13,209,573,624
Rights ................................................ — — 797,379 797,379
Warrants .............................................. — 5,183 — 5,183
Short-Term Securities
Money Market Funds ...................................... 1,802,111,780 — — 1,802,111,780
$ 15,011,685,404 $ 5,183 $ 797,379 $ 15,012,487,966
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (839,124) $ — $ — $ (839,124)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust